DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Debt

(in thousands of $)	Floating rate debt	Fixed rate debt	Related party seller's credit	Deferred charges	Total
Balance at December 31, 2017	1,069,538	178,856	44,000	(3,935)	1,288,459
Loan draw downs	252,993	—	21,500	—	274,493
Loan repayments	(100,223)	—	(65,500)	—	(165,723)
Carrying value of fixed rate debt repurchases	—	(18,152)	—	—	(18,152)
Amortization of purchase price adjustment	—	5,003	—	—	5,003
Capitalized financing fees and expenses	—	—	—	(1,200)	(1,200)
Amortization of capitalized fees and expenses	—	—	—	728	728
Balance at June 30, 2018	1,222,308	165,707	—	(4,407)	1,383,608
Debt at June 30, 2018 and December 31, 2017 is summarized as follows:

(in thousands of $)	2018	2017
$33.9 million term loan	—	24,317
$82.5 million term loan	—	35,733
$284.0 million term loan	184,015	190,870
$420.0 million term loan	342,113	352,432
$425.0 million term loan	359,481	220,868
$109.2 million term loan	98,495	102,765
$73.4 million term loan	63,969	67,739
$80.2 million term loan	71,242	74,814
$120.0 million term loan	102,993	—
U.S. dollar denominated floating rate debt	1,222,308	1,069,538
U.S. dollar denominated fixed rate debt	165,707	178,856
Related party seller's credit	—	44,000
Deferred charges	(4,407)	(3,935)
Total debt	1,383,608	1,288,459
Less: current portion	(231,462)	(109,671)
	1,152,146	1,178,788

Schedule of Maturities of Long-term Debt
The total outstanding debt at June 30, 2018 is repayable as follows:

(in thousands of $)
2018 (remaining six months)	32,877
2019	488,569
2020	379,600
2021	393,002
2022	27,278
Thereafter	72,583
1,393,909
Fair value purchase price adjustment of convertible bond debt	(5,893)
1,388,016